Investment in Aizu Fujitsu Semiconductor Wafer Solution Limited ("AFSW") - Summarized Financial Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Assets, Current	$ 8,609		$ 8,609		$ 5,357	$ 4,825
Unfunded commitment to joint venture	1,684		1,684		1,688	659
Aizu Fajitsu Semiconductor Wafer Solution Limited
Variable Interest Entity [Line Items]
Assets, Current	1,138		1,138		3,733	4,096
Long-term assets	5,412		5,412		5,101	4,194
Unfunded commitment to joint venture	2,557		2,557		931	961
Net deficit	(26,550)		(26,550)		(15,359)	(7,662)
Variable Interest Entity, Measure of Activity [Abstract]
Sales	492	$ 2,613	2,278	$ 8,864	11,599	22,283
Gross loss	(3,170)	(835)	(8,515)	(4,002)	(4,849)	(2,523)
Net loss	(3,965)	$ (1,585)	(10,649)	$ (6,130)	(7,557)	(4,906)
Aizu Fajitsu Semiconductor Wafer Solution Limited | Fujitsu Semiconductor Limited
Variable Interest Entity [Line Items]
Accounts payable due to related parties	19,633		19,633		17,913	12,031
Aizu Fajitsu Semiconductor Wafer Solution Limited | Transphorm, Inc.
Variable Interest Entity [Line Items]
Accounts payable due to related parties	$ 10,910		$ 10,910		$ 5,349	$ 2,960